Revenue	12 Months Ended
Mar. 31, 2025
Revenue [Abstract]
REVENUE

Note 3 — Revenue

Effective April 1, 2020, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after April 1, 2020 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenues remains substantially unchanged. There were no cumulative effect adjustments made to the contracts in place prior to July 1, 2019. The effect from the adoption of ASC Topic 606 was not material to the Company’s consolidated financial statements.

Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Control is the ability to direct the use of and obtain substantially all of the remaining benefits from the specified goods and services.

The following table presents the Company’s revenue disaggregated by product categories for the years ended March 31, 2023, 2024 and 2025, respectively:

	For the years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Sales of products
Hair styling series	28,202,591	31,833,932	37,638,290	4,837,889
Trimmer series	8,573,741	22,684,148	33,613,971	4,320,617
Eyelash curler	1,407,342	804,863	453,378	58,276
Nail care series	1,217,577	1,413,106	1,524,503	195,954
Other personal care appliances	2,981,513	3,230,238	2,539,484	326,416
	42,382,764	59,966,287	75,769,626	9,739,152

Sales of tooling	3,135,475	7,006,014	2,969,938	381,745

Total	45,518,239	66,972,301	78,739,564	10,120,897